PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	September 30, 2021	December 31, 2020
Land and land improvements	$930,335	$930,335
Buildings	1,747,586	1,747,586
Leasehold improvements	8,548,164	7,917,007
Furniture and equipment	15,427,274	13,828,965
Computer equipment and software	24,980,848	25,608,991
Automobiles	743,227	746,533
Total property and equipment	$52,377,435	$50,779,417
Less accumulated depreciation and amortization	(24,653,063)	(24,957,277)
Property and equipment-net	$27,724,372	$25,822,140

	2020	2019
Land and land improvements	$930,335	$930,335
Buildings	1,747,586	1,738,763
Leasehold improvements	7,917,007	4,313,653
Furniture and equipment	13,828,965	11,225,376
Computer equipment and software	25,608,991	21,534,675
Automobiles	746,533	756,612
Total property and equipment	$50,779,417	$40,499,414
Less accumulated depreciation and amortization	(24,957,277)	(24,273,246)
Property and equipment – net	$25,822,140	$16,226,168